Consolidated Statements of Cash Flows (USD $)	12 Months Ended		41 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Operating Activities
Net loss	$ (3,710,289)	$ (4,083,050)	$ (11,295,922)
Adjustments to reconcile to net cash used in operating activities:
Depreciation and amortization	146,396	135,743	421,858
Impairment of intangible asset	350,000		350,000
Stock based compensation	282,012	858,413	1,547,461
Common stock and warrants issued for services	472,425	432,013	1,702,080
Amortization of stock issued in advance of services	250,833	70,000	350,000
Non-operating income - grants received	(865,623)		(865,623)
Changes in operating assets and liabilities:
Prepaid expenses	(50,621)	(25,549)	(76,170)
Other current assets	5,964	(7,807)	(717)
Accounts payable and accrued liabilities	34,697	305,655	637,406
Net Cash Used In Operating Activities	(3,084,206)	(2,314,582)	(7,229,627)
Investing Activities
Purchases of property and equipment	(714)	(90,685)	(126,264)
Net Cash Used in Investing Activities	(714)	(90,685)	(126,264)
Financing Activities
Proceeds from issuance of common shares	2,828,250	2,576,375	7,267,854
Grants received	819,575		1,495,921
Proceeds from note payable			59,942
Repayment of note payable	(54,396)	(102,560)	(546,393)
Cash acquired through reverse merger			100
Net Cash Provided By Financing Activities	3,593,429	2,473,815	8,277,424
Effect of foreign exchange on cash	3,774	(40,019)	(32,829)
Increase in Cash	512,283	28,529	888,704
Cash - Beginning of Period	376,421	347,892
Cash - End of Period	888,704	376,421	888,704
Supplemental Disclosures of Cash Flow Information
Interest paid
Income tax paid
Non Cash Financing Activities::
Acquisition of subsidiary for debt			1,000,000
Common stock issued for debt			$ 1,169,943